CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' AND OWNERS' EQUITY (DEFICIT) (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Owners Equity (Deficit) Pre Acquisition [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2008	[1]	$ 1,035	$ 11,788	$ (11,541)	$ 2,800,965	$ 0	$ 2,802,247
Balances (in shares) at Dec. 31, 2008	[1]	10,350,000
Net distributions to owner		0	0	0	(19,868,463)	0	(19,868,463)
Other comprehensive loss		0	0	0	(4,399)	0	(4,399)
Net income Promoter Companies		0	0	0	15,563,968	0	15,563,968
Net income (loss)		0	0	(18,505)	0	0	(18,505)	[2],[3]
Foreign currency translation adjustment	[3]						0
Balances at Dec. 31, 2009	[1]	1,035	11,788	(30,046)	(1,507,929)	0	(1,525,152)
Balances (in shares) at Dec. 31, 2009	[1]	10,350,000
Shares effectively issued to former shareholders as part of the recapitalization		220	451,824	0	0	0	452,044
Shares effectively issued to former shareholders as part of the recapitalization (in shares)		2,195,224
Capital contribution by shareholders		0	0	0	1,507,929	0	1,507,929
Ordinary shares issued in May 2010 for cash at $9.50 per share		6	569,994	0	0	0	570,000
Ordinary shares issued in May 2010 for cash at $9.50 per share (in shares)		60,000
Ordinary shares issued for exercise of warrants at $5.00 per share		710	35,478,240	0	0	0	35,478,950
Ordinary shares issued for exercise of warrants at $5.00 per share (in shares)		7,095,790
Ordinary shares issued for cash-less exercise of warrants		134	(134)	0	0	0	0
Ordinary shares issued for cash-less exercise of warrants (in shares)		1,343,050
Cash paid for warrants expired unexercised		0	(40,464)	0	0	0	(40,464)
Ordinary shares issued in acquisition		150	16,109,850	0	0	0	16,110,000
Ordinary shares issued in acquisition (in shares)		1,500,000
Net income (loss)		0	0	32,966,865	0	0	32,966,865
Foreign currency translation adjustment		0	0	0	0	(41,534)	(41,534)
Balances at Dec. 31, 2010		2,255	52,581,098	32,936,819	0	(41,534)	85,478,638
Balances (in shares) at Dec. 31, 2010		22,544,064
Incentive shares issued for 2010 net income target		1,205	0	(1,205)	0	0	0
Incentive shares issued for 2010 net income target (in shares)		12,050,000
Incentive shares issued for filing of 2010 Form 20-F		421	0	(421)	0	0	0
Incentive shares issued for filing of 2010 Form 20-F (in shares)		4,210,000
Declared dividend paid		0	0	(3,880,406)	0	0	(3,880,406)
Net income (loss)		0	0	77,253,510	0	0	77,253,510
Foreign currency translation adjustment		0	0	0	0	(64,634)	(64,634)
Balances at Dec. 31, 2011		$ 3,881	$ 52,581,098	$ 106,308,297	$ 0	$ (106,168)	$ 158,787,108
Balances (in shares) at Dec. 31, 2011		38,804,064

[1]	Represents the combined changes in shareholders' equity (deficit) of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.
[2]	Represents the combined statement of cash flows of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.
[3]	Represents the combined statements of operations of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.